LEASES	12 Months Ended
Feb. 28, 2025
LEASES
LEASES

12.         LEASES

The Group has operating leases for learning centers, service centers and office spaces. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

During the year ended February 28, 2025, certain office leases in Beijing were terminated before the expiration of the lease term. The relevant right-of-use assets, with a carrying amount totaled at $40,537, and the corresponding lease liabilities were derecognized upon the effectiveness of the early termination.

Operating lease costs for the years ended February 28, 2023, February 29, 2024 and February 28, 2025 were $65,750, $84,236 and $105,431, respectively, which excluded costs of short-term contracts. Short-term lease costs for the years ended February 28, 2023, February 29, 2024 and February 28, 2025 were $267, $279 and $177, respectively.

As of February 29, 2024 and February 28, 2025, the weighted average remaining lease terms were 4.4 years and 6.7 years, respectively, and the weighted average discount rates were 5.8% and 5.8% for the Group’s operating leases, respectively.

Supplemental cash flow information of the leases is as follows:

	For the year ended	For the year ended
	February 29,	February 28,
	2024	2025
Cash payments for operating leases	$65,610	$103,301
Right-of-use assets obtained in exchange for operating lease liabilities	137,769	269,219

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of February 28, 2025:

As of February 28,
Fiscal year ending	2025
February 2026	$96,241
February 2027	91,030
February 2028	70,794
February 2029	50,262
February 2030	20,423
Thereafter	100,492

Total future lease payments	429,242
Less: Imputed interest	(95,894)

Present value of operating lease liabilities	$333,348

As of February 28, 2025, the Group has lease contracts that have been entered into but not yet commenced amounting to $43,972. These contracts will commence during fiscal year 2026.